Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Single Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Single Customers (Details) [Line Items]
Revenue			$ 4,961,176
Accounts receivable		520,344
Customer B [Member]
Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Single Customers (Details) [Line Items]
Revenue			6,873,864
Customer C [Member]
Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Single Customers (Details) [Line Items]
Revenue			$ 1,693,885